Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets (liabilities) resulting from temporary differences in the recognition of income and expense for tax and financial reporting purposes at December 31 consisted of the following:

	2015	2014
Deferred tax assets:
Accrued expenses and reserves	$183.4	$220.3
Pension and postretirement benefits	129.2	160.0
Asset revaluations	13.3	12.1
Capitalized expenses	171.0	175.9
Depreciation and amortization	29.3	16.9
Deferred loss on foreign currency	44.3	40.3
Share-based compensation	62.7	62.0
Restructuring initiatives	21.7	24.2
Postemployment benefits	5.1	6.8
Tax loss carryforwards	781.9	844.2
Foreign tax credit carryforwards	689.6	622.3
Minimum tax and business credit carryforwards	56.5	57.1
All other	58.5	54.4
Valuation allowance	(1,972.1)	(1,362.6)
Total deferred tax assets	274.4	933.9
Deferred tax liabilities:
Depreciation and amortization	(13.8)	(24.6)
Unremitted foreign earnings	(89.2)	(14.3)
Prepaid expenses	(7.0)	(8.7)
Capitalized interest	(9.2)	(9.5)
All other	(4.6)	(25.8)
Total deferred tax liabilities	(123.8)	(82.9)
Net deferred tax assets	$150.6	$851.0

Deferred Tax Assets (Liabilities) Classification
Deferred tax assets (liabilities) at December 31 were classified as follows:

	2015	2014
Deferred tax assets:
Prepaid expenses and other	$—	$205.2
Other assets	172.8	678.8
Total deferred tax assets	172.8	884.0
Deferred tax liabilities:
Income taxes	—	(.3)
Long-term income taxes	(22.2)	(32.7)
Total deferred tax liabilities	(22.2)	(33.0)
Net deferred tax assets	$150.6	$851.0

Income from Continuing Operations before Taxes
(Loss) income from continuing operations, before taxes for the years ended December 31 was as follows:

	2015	2014	2013
United States	$(230.3)	$(185.0)	$(397.0)
Foreign	253.0	385.8	674.9
Total	$22.7	$200.8	$277.9

Provision for Income Taxes
The provision for income taxes for the years ended December 31 was as follows:

	2015	2014	2013
Federal:
Current	$41.6	$57.3	$75.7
Deferred	668.3	207.9	(180.7)
	709.9	265.2	(105.0)
Foreign:
Current	132.3	252.0	221.4
Deferred	(24.3)	(11.4)	98.3
	108.0	240.6	319.7
State and other:
Current	0.7	(.4)	(1.2)
Deferred	0.6	39.9	(3.1)
	1.3	39.5	(4.3)
Total	$819.2	$545.3	$210.4

Effective Tax Rate
The effective tax rate for the years ended December 31 was as follows:

	2015	2014	2013
Statutory federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	2.5	7.0	(.5)
Tax on foreign income	141.4	(6.5)	(9.8)
Tax on uncertain tax positions	8.2	17.3	(1.3)
Venezuela devaluation and highly inflationary accounting	168.1	27.4	16.5
FCPA accrual	—	(7.1)	11.2
China goodwill impairment	—	—	4.9
Reorganizations	(173.5)	—	—
Net change in valuation allowances	3,395.6	193.9	18.4
Blocked income	29.3	3.5	2.3
Imputed royalties	11.9	1.2	.9
Research credits	(8.9)	(1.0)	(.5)
Other	(7.9)	.8	(1.4)
Effective tax rate	3,601.7%	271.5%	75.7%

Reconciliation of Beginning and Ending Amount of Unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at December 31, 2012	$32.0
Additions based on tax positions related to the current year	5.3
Additions for tax positions of prior years	1.9
Reductions for tax positions of prior years	(7.8)
Reductions due to lapse of statute of limitations	(3.1)
Reductions due to settlements with tax authorities	(2.3)
Balance at December 31, 2013	26.0
Additions based on tax positions related to the current year	1.4
Additions for tax positions of prior years	37.7
Reductions for tax positions of prior years	(4.7)
Reductions due to lapse of statute of limitations	(1.7)
Reductions due to settlements with tax authorities	(2.0)
Balance at December 31, 2014	56.7
Additions based on tax positions related to the current year	3.5
Additions for tax positions of prior years	5.7
Reductions for tax positions of prior years	(1.5)
Reductions due to lapse of statute of limitations	(0.4)
Reductions due to settlements with tax authorities	(11.0)
Balance at December 31, 2015	$53.0

Tax Years Remaining

Jurisdiction	Open Years
Brazil	2010-2015
Mexico	2009-2015
Poland	2010-2015
Russia	2011-2015
United States (Federal)	2014-2015